Other net losses - Other Net Losses (Gains) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Other Income and Expenses [Abstract]
Renewable energy business sale costs	$ 5,323	$ 5,390	$ 11,232	$ 5,390
Kentucky termination costs	0	43,808	0	46,527
Acquisition-related settlement payment	0	(11,983)	0	(11,983)
Other	11,738	3,152	16,430	3,895
Other net losses	$ 17,061	$ 40,367	$ 27,662	$ 43,829